Supplemental Guarantor Condensed Consolidated Financial Statements - Schedule of Condensed Consolidating Statements of Operations (Parenthetical) (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amortization of intangible assets	$ 9,837	$ 9,688	$ 29,513	$ 28,831	$ 38,668	$ 36,343	$ 37,884
Guarantor
Amortization of intangible assets	9,837	9,688	29,513	28,831	38,668	36,343	37,884
Non-Guarantors
Amortization of intangible assets	9,837	9,688	29,513	28,831	38,668	36,343	37,884
Eliminations
Amortization of intangible assets	$ 9,837	$ 9,688	$ 29,513	$ 28,831	$ 38,668	$ 36,343	$ 37,884